Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of trade and other receivables
	2019	2018
	USD	USD

Trade receivables	1,507,660	1,877,887
Prepayments and other receivables	783,483	245,190
Due from related parties (note 20)	68,325	-

	2,359,468	2,123,077